GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2019
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 5 — GENERAL AND ADMINISTRATIVE EXPENSES

	2019	2018
Six months ended 30 June	US$’000	US$’000
Employee benefits expense, including salaries and wages, net of capitalised overhead	(3,113)	(3,785)
Share-based payments expense (1)	(277)	(186)
Transaction related expense (2)	(1,033)	(12,377)
Other administrative expense	(4,421)	(3,704)
Total general and administrative expenses	(8,844)	(20,052)

(1)	Share-based payment expense includes expense associated with restricted share units and deferred cash awards. See Note 16
(2)

The 2019 amount relates to the Company’s contemplated re-domiciliation from Australia to the United States.  See Note 20.  The 2018 amount relates to costs incurred in conjunction with its Eagle Ford acquisition.  See Note 2.